Condensed Statements of Operations - USD ($)			3 Months Ended	6 Months Ended
	Dec. 31, 2020		Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses	$ 10,400		$ 1,348,397	$ 1,690,383
General and administrative expenses — related party			60,000	100,000
Franchise tax expenses			49,315	98,132
Loss from operations			(1,457,712)	(1,888,515)
Change in fair value of derivative warrant liabilities			(3,832,750)	2,328,080
Offering costs associated with derivative warrant liabilities			(278,137)	(1,055,577)
Income from investments held in Trust Account			12,521	22,807
Net loss	$ (10,400)		$ (5,556,078)	$ (593,205)
Weighted average shares outstanding of non-redeemable common stock, basic and diluted (in Shares)	7,500,000	[1],[2]	11,833,467	10,976,383
Basic and diluted net loss per share, non-redeemable common stock (in Dollars per share)	$ 0.00		$ (0.47)	$ (0.05)
Class A Common Stock
Weighted average shares outstanding of Class A common stock subject to possible redemption, basic and diluted (in Shares)			31,291,533	31,098,199
Basic and diluted net loss per share, Class A common stock subject to possible redemption (in Dollars per share)			$ 0.00	$ 0.00

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.